Earnings Per Share (Details) kr in Thousands	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2020 SEK (kr) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 SEK (kr) shares
Loss per share before and after dilution
Net loss for the year attributable to shareholders of the Parent Company | kr		kr (433,494)		kr (32,578)
Weighted-average number of common shares outstanding		44,873,448		36,940,587
Loss per share before and after dilution | $ / shares	$ (9.66)		$ (0.88)
Warrants and options
Loss per share before and after dilution
Number of potential dilutive instruments		2,368,086		2,368,086
Share Awards
Loss per share before and after dilution
Number of potential dilutive instruments		82,770